INVESTMENT (Details Narrative) - USD ($)	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Investment (Textual)
Aggregate shares of common stock		2,250,000
Impairment charge	$ 1,019,960	$ 0
Investment, description		Effective December 31, 2019, the Company sold 100% of the outstanding common stock of its subsidiary, Qpagos Corp, together with its 99.9% ownership interest of Qpagos Corporations’ two Mexican entities: QPagos S.A.P.I. de C.V. and Redpag Electrónicos S.A.P.I. de C.V, to Vivi.
Vivi Holdings, Inc [Member]
Investment (Textual)
Number of common stock issued	2,047,500
Mr. Andrey Novikov [Member]
Investment (Textual)
Number of common stock issued	56,250
Joseph W [Member]
Investment (Textual)
Number of common stock issued	33,750
Mr. Gaston Pereira [Member]
Investment (Textual)
Number of common stock issued	112,500